Schedule of Supplemental Proforma Information (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Business Combination [Line Items]
Revenues - net	$ 2,211,029				$ 2,972,056		$ 482,285
Net loss	$ (4,288,320)	$ (3,695,535)	$ (479,605)	$ (764,611)	$ (7,983,855)	$ (1,244,217)	$ (8,115,878)	$ (3,235,506)
Loss per share - basic	$ (0.02)		$ (0.00)		$ (0.05)	$ (0.01)	$ (0.06)	$ (0.03)
Loss per share - diluted	$ (0.02)		$ (0.00)		$ (0.05)	$ (0.01)	$ (0.06)	$ (0.03)
Weighted average number of shares - basic	182,235,396		128,957,407		162,793,612	128,939,201	130,384,336	126,540,836
Weighted average number of shares - diluted	182,235,396		128,957,407		162,793,612	128,939,201	130,384,336	126,540,836
Victorville Treasure Holdings LLC [Member]
Business Combination [Line Items]
Revenues - net					$ 2,000,102	$ 1,836,724
Net loss					$ (7,425,692)	$ (2,150,950)
Loss per share - basic					$ (0.05)	$ (0.02)
Loss per share - diluted					$ (0.05)	$ (0.02)
Weighted average number of shares - basic					162,793,612	128,939,201
Weighted average number of shares - diluted					162,793,612	128,939,201
Ranch Mirage Hilton LLC [Member]
Business Combination [Line Items]
Revenues - net					$ 1,773,902	$ 1,602,219
Net loss					$ (6,841,001)	$ (1,726,912)
Loss per share - basic					$ (0.04)	$ (0.01)
Loss per share - diluted					$ (0.04)	$ (0.01)
Weighted average number of shares - basic					162,793,612	128,939,201
Weighted average number of shares - diluted					162,793,612	128,939,201
SWC Group Inc [Member]
Business Combination [Line Items]
Revenues - net							$ 1,345,874	$ 1,830,427
Net loss							$ (2,391,487)	$ (3,820,900)
Loss per share - basic							$ (0.02)	$ (0.03)
Loss per share - diluted							$ (0.02)	$ (0.03)
Weighted average number of shares - basic							128,945,181	126,540,836
Weighted average number of shares - diluted							128,945,181	126,540,836
Skytech Automated Solutions Inc [Member]
Business Combination [Line Items]
Revenues - net							$ 43,232	$ 89,272
Net loss							$ (2,156,766)	$ (3,235,506)
Loss per share - basic							$ (0.02)	$ (0.03)
Loss per share - diluted							$ (0.02)	$ (0.03)
Weighted average number of shares - basic							128,945,181	126,540,836
Weighted average number of shares - diluted							128,945,181	126,540,836